Condensed Consolidated and Combined Statements of Operations Statement (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Income Statement [Abstract]
Revenues	$ 526.4	$ 501.1	$ 1,560.4	$ 1,470.9
Expenses:
Cost of revenues	321.8	304.9	956.6	900.5
Selling, general and administrative expenses	105.5	96.1	321.9	303.4
Separation costs	0.6	0	34.6	0
Total expenses	427.9	401.0	1,313.1	1,203.9
Operating earnings	98.5	100.1	247.3	267.0
Interest expense	(9.3)	(0.2)	(19.4)	(0.7)
Other income, net	1.8	0.6	4.7	1.8
Earnings before income taxes	91.0	100.5	232.6	268.1
Provision for income taxes	(32.8)	(29.1)	(89.0)	(86.9)
Net earnings	58.2	71.4	143.6	181.2
Less: net earnings attributable to noncontrolling interest	1.9	1.8	5.9	5.2
Net earnings attributable to CDK	$ 56.3	$ 69.6	$ 137.7	$ 176.0
Net earnings attributable to CDK per common share:
Basic (usd per share)	$ 0.35	$ 0.43	$ 0.86	$ 1.10
Diluted (usd per share)	$ 0.35	$ 0.43	$ 0.85	$ 1.10
Weighted-average common shares outstanding:
Basic	160.6	160.6	160.7	160.6
Diluted	161.9	160.6	161.5	160.6
Dividends declared per common share (usd per share)	$ 0.12	$ 0	$ 0.24	$ 0